Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett
Floating Rate High Income Fund

For the period ended September 30, 2023

Consolidated Schedule of Investments (unaudited)

September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 125.49%

ASSET-BACKED SECURITIES 0.90%

Automobiles
CAL Receivables LLC Series 2022-1 Class B† (cost $97,305)	9.663% (30 day USD SOFR Average + 4.35%)	#	10/15/2026	$100,000	$98,799

CONVERTIBLE BONDS 0.49%

Airlines
JetBlue Airways Corp. (cost $58,354)	0.50%		4/1/2026	69,000	53,689

CORPORATE BONDS 9.83%

Aerospace/Defense 1.22%
Triumph Group, Inc.	7.75%		8/15/2025	140,000	133,162

Airlines 0.50%
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(a)	9.50%		6/1/2028	62,000	54,517

Auto Manufacturers 0.63%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC†	10.931% (6 mo. USD LIBOR + 5.63%)	#	10/15/2026	69,000	69,517

Diversified Financial Services 1.20%
Global Aircraft Leasing Co. Ltd. (Cayman Islands)†(a)	6.50%		9/15/2024	138,000	131,236

Internet 0.61%
EquipmentShare.com, Inc.†	9.00%		5/15/2028	69,000	66,412

Machinery-Diversified 0.93%
Husky III Holding Ltd. (Canada)†(a)	13.00%		2/15/2025	103,000	102,230

Oil & Gas 1.86%
Berry Petroleum Co. LLC†	7.00%		2/15/2026	69,000	66,164
Crescent Energy Finance LLC†	7.25%		5/1/2026	69,000	67,694
Crescent Energy Finance LLC†	9.25%		2/15/2028	28,000	28,613
Vital Energy, Inc.	9.75%		10/15/2030	40,000	40,928
Total					203,399

Pharmaceuticals 0.60%
Herbalife Nutrition Ltd./HLF Financing, Inc.†	7.875%		9/1/2025	69,000	65,836

See Notes to Schedule of Investments.	1

Consolidated Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Retail 1.33%
eG Global Finance PLC(b)	4.375%		2/7/2025	EUR	95,252	$97,596
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%		8/15/2028		$69,000	47,484
Total						145,080

Telecommunications 0.95%
Altice France SA(b)	2.50%		1/15/2025	EUR	103,000	103,440
Total Corporate Bonds (cost $1,074,467)						1,074,829

FLOATING RATE LOANS(c) 114.27%

Advertising 0.61%
Summer (BC) Holdco B Sarl 2021 USD Term Loan B2	–	(d)	12/4/2026		$69,000	66,995

Aerospace 2.24%
Peraton Corp. 2nd Lien Term Loan B1(e)	13.233% (3 mo. USD Term SOFR + 7.75%)		2/1/2029		137,679	135,156
United Airlines, Inc. 2021 Term Loan B(e)	9.182% (1 mo. USD Term SOFR + 3.75%)		4/21/2028		109,278	109,619
Total						244,775

Aerospace/Defense 2.51%
Bleriot U.S. Bidco, Inc. 2023 Term Loan B	9.652% (3 mo. USD Term SOFR + 4.00%)		10/31/2028		68,649	68,814
Dynasty Acquisition Co., Inc. 2023 Term Loan B1	9.316% (1 mo. USD Term SOFR + 4.00%)		8/24/2028		96,101	96,021
Dynasty Acquisition Co., Inc. 2023 Term Loan B2	9.316% (1 mo. USD Term SOFR + 4.00%)		8/24/2028		41,186	41,152
Vertex Aerospace Services Corp. 2021 First Lien Term Loan	8.916% (1 mo. USD Term SOFR + 3.50%)		12/6/2028		68,652	68,762
Total						274,749

Air Transportation 0.94%
Forward Air Corp. Term Loan B(e)	–	(d)	9/20/2030		105,000	102,725

Auto Parts & Equipment 1.23%
Clarios Global LP 2023 Incremental Term Loan (Canada)(a)(e)	9.066% (1 mo. USD Term SOFR + 3.75%)		5/6/2030		66,891	66,860
Tenneco, Inc. 2022 Term Loan B	–	(d)	11/17/2028		80,000	68,125
Total						134,985

2	See Notes to Schedule of Investments.

Consolidated Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automotive 1.23%
Autokiniton U.S. Holdings, Inc. 2021 Term Loan B(e)	9.818% (1 mo. USD Term SOFR + 4.50%)		4/6/2028	$68,824	$67,620
DexKo Global, Inc. 2021 USD Term Loan B	9.402% (3 mo. USD Term SOFR + 3.75%)		10/4/2028	68,652	67,151
Total					134,771

Banks 0.60%
AqGen Ascensus, Inc. 2021 2nd Lien Term Loan	11.666% (1 mo. USD Term SOFR + 6.25%)		8/2/2029	69,000	65,895

Building & Construction 0.73%
Legence Holdings LLC 2021 Term Loan(e)	9.166% (1 mo. USD Term SOFR + 3.75%)		12/16/2027	80,455	80,254

Building Materials 1.37%
ACProducts, Inc. 2021 Term Loan B	9.902% (3 mo. USD Term SOFR + 4.25%)		5/17/2028	102,650	85,085
CP Atlas Buyer, Inc. 2021 Term Loan B(e)	9.166% (1 mo. USD Term SOFR + 3.75%)		11/23/2027	69,000	65,277
Total					150,362

Chemicals 4.01%
Cyanco Intermediate 2 Corp. 2023 Term Loan B(e)	9.615% (3 mo. USD Term SOFR + 4.25%)		7/10/2028	69,000	69,215
Hexion Holdings Corp. 2022 USD Term Loan(e)	–	(d)	3/15/2029	104,000	99,132
LSF11 A5 Holdco LLC 2023 Incremental Term Loan B(e)	9.666% (1 mo. USD Term SOFR + 4.25%)		10/15/2028	69,000	68,224
Olympus Water U.S. Holding Corp. 2021 USD Term Loan B(e)	9.402% (3 mo. USD Term SOFR + 3.75%)		11/9/2028	69,000	68,187
PMHC II, Inc. 2022 Term Loan B(e)	9.699% (3 mo. USD Term SOFR + 4.25%)		4/23/2029	69,000	65,307
Starfruit Finco BV 2023 Term Loan B (Netherlands)(a)	9.347% (3 mo. USD Term SOFR + 4.00%)		4/3/2028	68,906	68,188
Total					438,253

Commercial Services 3.21%
AVSC Holding Corp. 2020 Term Loan B1	–	(d)	3/3/2025	69,000	66,730
CHG Healthcare Services, Inc. 2023 Incremental Term Loan(e)	–	(d)	9/29/2028	58,857	58,894

See Notes to Schedule of Investments.	3

Consolidated Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Commercial Services (continued)
Learning Care Group, Inc. 2023 Term Loan	10.117% - 10.17% (3 mo. USD Term SOFR + 4.75%)		8/11/2028		$54,000	$54,068
Mavis Tire Express Services Corp. 2021 Term Loan B(e)	9.431% (1 mo. USD Term SOFR + 4.00%)		5/4/2028		68,707	68,621
Verscend Holding Corp. 2021 Term Loan B(e)	9.431% (1 mo. USD Term SOFR + 4.00%)		8/27/2025		102,738	102,894
Total						351,207

Construction & Engineering 0.62%
Brand Industrial Services, Inc. 2023 Term Loan B	10.872% (3 mo. USD Term SOFR + 5.50%)		8/1/2030		69,058	67,466

Containers & Packaging 2.26%
Charter NEX U.S., Inc. 2021 Term Loan(e)	9.181% (1 mo. USD Term SOFR + 3.75%)		12/1/2027		115,854	114,960
LABL, Inc. 2021 USD 1st Lien Term Loan(e)	10.416% (1 mo. USD Term SOFR + 5.00%)		10/29/2028		68,825	68,701
Proampac PG Borrower LLC 2023 Term Loan(e)	–	(d)	9/26/2028		64,000	63,792
Total						247,453

Cosmetics/Personal Care 0.63%
Sunshine Luxembourg VII SARL 2021 Term Loan B3 (Luxembourg)(a)	9.24% (3 mo. USD Term SOFR + 3.75%)		10/1/2026		68,649	68,620

Distribution/Wholesale 0.63%
BCPE Empire Holdings, Inc. 2023 Extended Term Loan(e)	10.066% (1 mo. USD Term SOFR + 4.75%)		12/11/2028		69,000	69,078

Diversified Capital Goods 0.91%
CeramTec AcquiCo GmbH 2022 EUR Term Loan B(b)	7.283% (3 mo. EURIBOR + 3.50%)		3/16/2029	EUR	95,078	99,652

Diversified Financial Services 3.01%
Advisor Group, Inc. 2023 Term Loan B(e)	9.816% (3 mo. USD Term SOFR + 4.50%)		8/17/2028		$124,836	124,924
Minotaur Acquisition, Inc. Term Loan B(e)	10.166% (1 mo. USD Term SOFR + 4.75%)		3/27/2026		136,288	135,986

4	See Notes to Schedule of Investments.

Consolidated Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Diversified Financial Services (continued)
NFP Corp. 2020 Term Loan(e)	8.681% (1 mo. USD Term SOFR + 3.25%)		2/15/2027		$69,000	$68,254
Total						329,164

Electric: Generation 1.25%
EFS Cogen Holdings I LLC 2020 Term Loan B(e)	9.16% (3 mo. USD Term SOFR + 3.50%)		10/1/2027		136,886	136,439

Electronics 0.63%
Roper Industrial Products Investment Co. LLC USD Term Loan(e)	9.89% (3 mo. USD Term SOFR + 4.50%)		11/22/2029		68,828	69,061

Entertainment 1.99%
ECL Entertainment LLC 2023 Term Loan B(e)	10.14% (3 mo. USD Term SOFR + 4.75%)		8/31/2030		150,000	150,000
Motion Finco Sarl 2023 EUR Term Loan B(b)	7.972% (3 mo. EURIBOR + 4.00%)		11/12/2029	EUR	64,384	68,070
Total						218,070

Financial 5.22%

Acrisure LLC 2021 First Lien Term Loan B(e)	9.681% (1 mo. USD Term SOFR + 4.25%)		2/15/2027		$68,825	68,804
AqGen Island Holdings, Inc. Term Loan(e)	8.931% (1 mo. USD Term SOFR + 3.50%)		8/2/2028		78,652	78,112
AssuredPartners, Inc. 2020 Term Loan B	8.931% (1 mo. USD Term SOFR + 3.50%)		2/12/2027		68,644	68,553
Asurion LLC 2021 Second Lien Term Loan B4(e)	10.681% (1 mo. USD Term SOFR + 5.25%)		1/20/2029		89,000	79,273
Edelman Financial Center LLC 2018 2nd Lien Term Loan	12.181% (1 mo. USD Term SOFR + 6.75%)		7/20/2026		140,000	139,825
NEXUS Buyer LLC Term Loan B(e)	9.166% (1 mo. USD Term SOFR + 3.75%)		11/9/2026		68,644	67,811
OneDigital Borrower LLC 2021 Term Loan	9.431% (1 mo. USD Term SOFR + 4.00%)		11/16/2027		68,652	68,680
Total						571,058

Food 0.63%
Wm Morrison EUR Term Loan B1(b)	–	(d)	11/4/2027	EUR	69,000	68,654

See Notes to Schedule of Investments.	5

Consolidated Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Gaming/Leisure 3.84%
888 Acquisitions Ltd. USD Term Loan B (United Kingdom)(a)	10.818% (6 mo. USD Term SOFR + 5.25%)		7/1/2028		$102,849	$97,278
Fertitta Entertainment LLC 2022 Term Loan B	–	(d)	1/27/2029		103,476	102,608
Motion Finco Sarl Delayed Draw Term Loan B2 (Luxembourg)(a)(e)	8.903% (3 mo. USD Term SOFR + 3.25%)		11/12/2026		935	934
Motion Finco Sarl USD Term Loan B1 (Luxembourg)(a)(e)	8.903% (3 mo. USD Term SOFR + 3.25%)		11/12/2026		6,556	6,549
Scientific Games Holdings LP 2022 USD Term Loan B	8.768% (3 mo. USD Term SOFR + 3.50%)		4/4/2029		99,499	99,064
Silk Bidco AS EUR Term Loan B(b)	10.451% (6 mo. EURIBOR + 6.50%)		2/28/2027	EUR	69,000	57,747
United FP Holdings LLC 2019 1st Lien Term Loan	9.631% (3 mo. USD Term SOFR + 4.00%)		12/30/2026		$68,645	56,332
Total						420,512

Gas Distribution 0.62%
Freeport LNG Investments LLLP Term Loan B(e)	9.088% (3 mo. USD Term SOFR + 3.50%)		12/21/2028		68,649	68,113

Health Care Products 0.53%
Curia Global, Inc. 2021 Term Loan	9.219% (3 mo. USD Term SOFR + 3.75%)		8/30/2026		68,824	57,512

Health Care Services 3.09%
ADMI Corp. 2018 Term Loan B(e)	8.431% (1 mo. USD Term SOFR + 3.00%)		4/30/2025		108,639	106,971
Heartland Dental LLC 2023 Term Loan B(e)	10.331% (1 mo. USD Term SOFR + 5.00%)		4/28/2028		139,643	138,366
Star Parent, Inc. 2023 Term Loan B(e)	–	(d)	9/19/2030		95,000	93,027
Total						338,364

Healthcare 10.29%
Athenahealth Group, Inc. 2022 Term Loan B(e)	8.568% (1 mo. USD Term SOFR + 3.25%)		2/15/2029		61,159	60,184
CCRR Parent, Inc. Term Loan B(e)	9.181% (1 mo. USD Term SOFR + 3.75%)		3/6/2028		72,476	69,396

6	See Notes to Schedule of Investments.

Consolidated Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Healthcare (continued)
CNT Holdings I Corp. 2020 2nd Lien Term Loan	12.05% (3 mo. USD Term SOFR + 6.75%)		11/6/2028	$138,950	$138,834
Covetrus, Inc. Term Loan(e)	–	(d)	10/13/2029	69,000	68,371
eResearchTechnology, Inc. 2020 1st Lien Term Loan(e)	9.931% (1 mo. USD Term SOFR + 4.50%)		2/4/2027	136,297	134,010
Hunter Holdco 3 Ltd. USD Term Loan B (United Kingdom)(a)(e)	9.74% (3 mo. USD Term SOFR + 4.25%)		8/19/2028	69,000	68,957
MedAssets Software Intermediate Holdings, Inc. 2021 Term Loan	9.431% (1 mo. USD Term SOFR + 4.00%)		12/18/2028	68,826	56,523
Medical Solutions Holdings, Inc. 2021 1st Lien Term Loan(e)	8.773% (3 mo. USD Term SOFR + 3.25%)		11/1/2028	68,654	66,594
Navicure, Inc. 2019 Term Loan B(e)	9.431% (1 mo. USD Term SOFR + 4.00%)		10/22/2026	68,645	68,806
Parexel International Corp. 2021 1st Lien Term Loan(e)	8.681% (1 mo. USD Term SOFR + 3.25%)		11/15/2028	137,305	136,509
Physician Partners LLC Term Loan	–	(d)	12/23/2028	56,305	53,671
Southern Veterinary Partners LLC Term Loan(e)	9.431% (1 mo. USD Term SOFR + 4.00%)		10/5/2027	102,474	101,978
Summit Behavioral Healthcare LLC 1st Lien Term Loan(e)	10.429% (3 mo. USD Term SOFR + 4.75%)		11/24/2028	102,481	102,353
Total					1,126,186

Housewares 0.82%
Springs Windows Fashions LLC 2021 Term Loan B	9.431% (1 mo. USD Term SOFR + 4.00%)		10/6/2028	105,000	89,622

Housing 3.45%

Cornerstone Building Brands, Inc. 2021 Term Loan B	8.682% (1 mo. USD Term SOFR + 3.25%)		4/12/2028	102,476	100,267
Icebox Holdco III, Inc. 2021 2nd Lien Term Loan(e)	11.666% (1 mo. USD Term SOFR + 6.25%)		12/21/2029	69,000	62,790
LBM Acquisition LLC Term Loan B(e)	9.181% (1 mo. USD Term SOFR + 3.75%)		12/17/2027	80,649	78,908

See Notes to Schedule of Investments.	7

Consolidated Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Housing (continued)
Solis IV BV USD Term Loan B1 (Netherlands)(a)(e)	8.891% (3 mo. USD Term SOFR + 3.50%)	2/26/2029	$68,653	$67,023
SRS Distribution, Inc. 2021 Term Loan B(e)	8.931% (1 mo. USD Term SOFR + 3.50%)	6/2/2028	68,476	67,887
Total				376,875

Information Technology 6.49%
AP Core Holdings II LLC High-Yield Term Loan B2(e)	10.931% (1 mo. USD Term SOFR + 5.50%)	9/1/2027	69,000	67,221
Apttus Corp. 2021 Term Loan(e)	9.431% (1 mo. USD Term SOFR + 4.00%)	5/8/2028	68,476	67,756
Cloud Software Group, Inc. 2022 USD Term Loan B	9.99% (3 mo. USD Term SOFR + 4.50%)	3/30/2029	102,485	98,722
Cloudera, Inc. 2021 Term Loan(e)	9.166% (1 mo. USD Term SOFR + 3.75%)	10/8/2028	102,480	100,686
ConnectWise LLC 2021 Term Loan B(e)	8.931% (1 mo. USD Term SOFR + 3.50%)	9/29/2028	68,652	67,708
Greeneden U.S. Holdings II LLC 2020 USD Term Loan B4(e)	9.431% (1 mo. USD Term SOFR + 4.00%)	12/1/2027	68,824	68,960
McAfee LLC 2022 USD Term Loan B	9.18% (1 mo. USD Term SOFR + 3.75%)	3/1/2029	103,826	101,587
Project Boost Purchaser LLC 2019 Term Loan B(e)	8.931% (1 mo. USD Term SOFR + 3.50%)	6/1/2026	68,643	68,648
Surf Holdings LLC USD Term Loan(e)	8.944% (1 mo. USD Term SOFR + 3.50%)	3/5/2027	68,646	68,585
Total				709,873

Insurance 2.77%
Amynta Agency Borrower, Inc. 2023 Term Loan B(e)	10.416% (1 mo. USD Term SOFR + 5.00%)	2/28/2028	80,375	80,503
HUB International Ltd. 2023 Term Loan B	9.584% (3 mo. USD Term SOFR + 4.25%)	6/20/2030	50,181	50,374
Jones Deslauriers Insurance Management, Inc. 2023 Term Loan B (Canada)(a)	9.615% (3 mo. USD Term SOFR + 4.25%)	3/15/2030	69,000	69,432
Sedgwick Claims Management Services, Inc. 2023 Term Loan B(e)	9.066% (1 mo. USD Term SOFR + 3.75%)	2/24/2028	103,000	102,930
Total				303,239

8	See Notes to Schedule of Investments.

Consolidated Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Internet 2.75%
Imperva, Inc. 2nd Lien Term Loan	13.395% (3 mo. USD Term SOFR + 7.75%)		1/11/2027		$208,000	$208,988
MH Sub I LLC 2021 2nd Lien Term Loan	–	(d)	2/23/2029		28,253	25,194
MH Sub I LLC 2023 Term Loan(e)	9.566% (1 mo. USD Term SOFR + 4.25%)		5/3/2028		68,823	66,699
Total						300,881

Internet Companies 0.60%
NEXUS Buyer LLC 2021 Second Lien Term Loan	11.666% (1 mo. USD Term SOFR + 6.25%)		11/5/2029		69,000	65,895

Leisure Time 2.04%
Amer Sports Oyj EUR Term Loan B(b)	7.648% (6 mo. EURIBOR + 4.00%)		3/30/2026	EUR	80,000	84,435
Life Time Fitness, Inc. 2023 Term Loan B(e)	10.611% (3 mo. USD Term SOFR + 4.75%)		1/15/2026		$138,000	138,517
Total						222,952

Lodging 0.92%
Spectacle Gary Holdings LLC 2021 Term Loan B	9.769% (3 mo. USD Term SOFR + 4.25%)		12/10/2028		103,000	100,876

Machinery: Diversified 2.06%
CPM Holdings, Inc. 2023 Term Loan	–	(d)	5/22/2028		21,000	20,980
Engineered Machinery Holdings, Inc. 2021 USD 2nd Lien Term Loan	11.652% (3 mo. USD Term SOFR + 6.00%)		5/21/2029		102,977	101,175
LSF12 Badger Bidco LLC Term Loan B	11.316% (3 mo. USD Term SOFR + 6.00%)		8/30/2030		103,326	103,326
Total						225,481

Manufacturing 5.89%
ABG Intermediate Holdings 2 LLC 2021 2nd Lien Term Loan	–	(d)	12/20/2029		54,800	55,348
Chamberlain Group, Inc. Term Loan B	8.661% (1 mo. USD Term SOFR + 3.25%)		11/3/2028		102,480	101,095
DirecTV Financing LLC Term Loan(e)	10.431% (1 mo. USD Term SOFR + 5.00%)		8/2/2027		79,501	77,878
Frontier Communications Corp. 2021 1st Lien Term Loan(e)	9.181% (1 mo. USD Term SOFR + 3.75%)		10/8/2027		69,000	67,257
MJH Healthcare Holdings LLC 2022 Term Loan B(e)	–	(d)	1/28/2029		68,652	68,524

See Notes to Schedule of Investments.	9

Consolidated Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Manufacturing (continued)
Pro Mach Group, Inc. 2021 Term Loan B(e)	9.431% (1 mo. USD Term SOFR + 4.00%)		8/31/2028	$68,652	$68,798
SPX Flow, Inc. 2022 Term Loan(e)	9.916% (1 mo. USD Term SOFR + 4.50%)		4/5/2029	69,000	68,945
Tiger Acquisition LLC 2021 Term Loan(e)	8.666% (1 mo. USD Term SOFR + 3.25%)		6/1/2028	68,476	67,759
Univision Communications, Inc. 2022 First Lien Term Loan B	9.64% (3 mo. USD Term SOFR + 4.25%)		6/24/2029	68,653	68,670
Total					644,274

Media 0.62%
McGraw-Hill Global Education Holdings LLC 2021 Term Loan(e)	–	(d)	7/28/2028	69,000	67,843

Metal Fabricate/Hardware 0.91%
Tank Holding Corp. 2022 Term Loan	11.166% (1 mo. USD Term SOFR + 5.75%)		3/31/2028	68,653	66,776
Tank Holding Corp. 2023 Incremental Delayed Draw Term Loan(f)	1.00%		3/31/2028	10,200	9,926
Tank Holding Corp. 2023 Incremental Term Loan	11.42% (1 mo. USD Term SOFR + 6.00%)		3/31/2028	23,741	23,103
Total					99,805

Mining & Metals 0.32%
Arsenal AIC Parent LLC Term Loan	9.879% (3 mo. USD Term SOFR + 4.50%)		8/18/2030	34,883	34,861

Miscellaneous Manufacture 0.93%
Vectra Co. 1st Lien Term Loan	–	(d)	3/8/2025	103,000	101,817

Oil & Gas 2.08%
Par Petroleum LLC 2023 Term Loan B	9.773% (3 mo. USD Term SOFR + 4.25%)		2/28/2030	138,653	138,681
Parkway Generation LLC Term Loan B	10.181% (1 mo. USD Term SOFR + 4.75%)		2/18/2029	78,497	78,510
Parkway Generation LLC Term Loan C	10.181% (1 mo. USD Term SOFR + 4.75%)		2/18/2029	10,349	10,350
Total					227,541

Packaging 0.62%
Clydesdale Acquisition Holdings, Inc. Term Loan B	9.591% (1 mo. USD Term SOFR + 4.18%)		4/13/2029	68,888	68,050

10	See Notes to Schedule of Investments.

Consolidated Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Personal & Household Products 0.93%
AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B	8.557% (1 mo. USD Term SOFR + 3.75%)		7/31/2028	$102,741	$101,866

Pharmaceuticals 1.25%
Packaging Coordinators Midco, Inc. 2020 1st Lien Term Loan	9.152% (3 mo. USD Term SOFR + 3.50%)		11/30/2027	137,298	136,922

Pipelines 0.35%
Brazos Delaware II LLC 2023 Term Loan B(e)	9.084% (1 mo. USD Term SOFR + 3.75%)		2/11/2030	38,404	38,272

Retail 5.23%
Birkenstock GmbH & Co. KG USD Term Loan B (Germany)(a)	8.877% (3 mo. USD Term SOFR + 3.25%)		4/28/2028	64,552	64,569
Evergreen Acqco 1 LP 2021 USD Term Loan(e)	10.754% (3 mo. USD Term SOFR + 5.25%)		4/26/2028	57,544	57,875
Flynn Restaurant Group LP 2021 Term Loan B(e)	9.681% (1 mo. USD Term SOFR + 4.25%)		12/1/2028	139,555	139,148
Fogo De Chao, Inc. 2023 Term Loan B	–	(d)	9/20/2030	76,000	74,543
K-Mac Holdings Corp. 2021 Term Loan(e)	–	(d)	7/21/2028	103,000	102,145
Petco Health & Wellness Co., Inc. 2021 Term Loan B	8.902% (3 mo. USD Term SOFR + 3.25%)		3/3/2028	65,902	65,274
PetSmart, Inc. 2021 Term Loan B(e)	9.166% (1 mo. USD Term SOFR + 3.75%)		2/11/2028	68,476	68,372
Total					571,926

Service 5.07%
Amentum Government Services Holdings LLC 2022 Term Loan(e)	9.331% (1 mo. USD Term SOFR + 4.00%)		2/15/2029	68,653	67,881
DTI Holdco, Inc. 2022 Term Loan(e)	10.119% (3 mo. USD Term SOFR + 4.75%)		4/26/2029	103,654	101,164
Magnite, Inc. Term Loan(e)	10.431% - 10.93% (1 mo. USD Term SOFR + 5.00%) (3 mo. USD LIBOR + 5.00%)		4/28/2028	137,300	138,073
Red Planet Borrower LLC Term Loan B(e)	9.166% (1 mo. USD Term SOFR + 3.75%)		10/2/2028	68,825	65,948
Renaissance Holding Corp. 2018 2nd Lien Term Loan	12.318% (1 mo. USD Term SOFR + 7.00%)		5/29/2026	10,416	10,426

See Notes to Schedule of Investments.	11

Consolidated Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Service (continued)
Service Logic Acquisition, Inc. Term Loan(e)	9.631% (3 mo. USD Term SOFR + 4.00%)		10/29/2027	$68,649	$68,521
Sophia LP 2021 Term Loan B(e)	8.916% (1 mo. USD Term SOFR + 3.50%)		10/7/2027	68,651	68,579
SRS Distribution, Inc. 2022 Incremental Term Loan(e)	8.916% (1 mo. USD Term SOFR + 3.50%)		6/2/2028	33,828	33,554
Total					554,146

Services 0.94%
SSH Group Holdings, Inc. 2018 1st Lien Term Loan(e)	9.316% (1 mo. USD Term SOFR + 4.00%)		7/30/2025	102,462	102,691

Shipbuilding 0.75%
LSF11 Trinity Bidco, Inc. Term Loan(e)	9.832% (1 mo. USD Term SOFR + 4.50%)		6/14/2030	82,400	82,400

Software 4.60%
Banff Merger Sub, Inc. 2021 USD 2nd Lien Term Loan	10.931% (1 mo. USD Term SOFR + 5.50%)		2/27/2026	137,992	137,869
CDK Global, Inc. 2022 USD Term Loan B(e)	9.64% (3 mo. USD Term SOFR + 4.25%)		7/6/2029	68,655	68,753
Cvent, Inc. 2023 Term Loan B(e)	9.14% (3 mo. USD Term SOFR + 3.75%)		6/17/2030	103,000	102,742
Mitchell International, Inc. 2021 Term Loan B(e)	9.181% (1 mo. USD Term SOFR + 3.75%)		10/15/2028	65,335	64,374
Mosel Bidco SE USD Term Loan B (Germany)(a)	–	(d)	7/17/2030	61,000	61,076
Quartz Acquireco LLC Term Loan B(e)	8.818% (1 mo. USD Term SOFR + 3.50%)		6/28/2030	68,370	68,370
Total					503,184

Software/Services 1.61%
Peraton Corp. Term Loan B(e)	9.166% (1 mo. USD Term SOFR + 3.75%)		2/1/2028	68,444	68,388
Proofpoint, Inc. 2nd Lien Term Loan	11.681% (1 mo. USD Term SOFR + 6.25%)		8/31/2029	107,000	107,518
Total					175,906

Specialty Retail 0.63%
Chinos Intermediate Holdings A, Inc. Exit Term Loan	13.631% (3 mo. USD Term SOFR + 8.00%)		9/10/2027	68,841	68,970

12	See Notes to Schedule of Investments.

Consolidated Schedule of Investments (unaudited)(continued)

September 30, 2023

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Technology Hardware & Equipment 0.59%
Atlas CC Acquisition Corp. Term Loan B	9.934% (3 mo. USD Term SOFR + 4.25%)	5/25/2028	$57,047	$53,571
Atlas CC Acquisition Corp. Term Loan C	9.934% (3 mo. USD Term SOFR + 4.25%)	5/25/2028	11,603	10,896
Total				64,467

Telecommunications 3.00%
Carriage Purchaser, Inc. 2021 Term Loan B(e)	9.681% (1 mo. USD Term SOFR + 4.25%)	9/30/2028	68,651	67,356
Fastlane Parent Co., Inc. 2018 Add On 1st Lien Term Loan(e)	9.818% (1 mo. USD Term SOFR + 4.50%)	2/4/2026	68,642	68,899
Kenan Advantage Group, Inc. 2021 Term Loan B1(e)	9.477% (3 mo. USD Term SOFR + 3.75%)	3/24/2026	68,648	68,567
Northwest Fiber LLC 2021 Term Loan(e)	9.184% (1 mo. USD Term SOFR + 3.75%)	4/30/2027	124,978	123,611
Total				328,433

Transportation 0.12%
Kenan Advantage Group, Inc. 2023 Term Loan B2(e)	9.727% (3 mo. USD Term SOFR + 4.00%)	3/24/2026	12,657	12,673
Utilities 0.49%
Talen Energy Supply LLC 2023 Term Loan B	9.877% (3 mo. USD Term SOFR + 4.50%)	5/17/2030	53,000	53,309

Utility 0.61%
Compass Power Generation LLC 2022 Term Loan B2(e)	9.68% (1 mo. USD Term SOFR + 4.25%)	4/14/2029	66,500	66,408
Total Floating Rate Loans (cost $12,360,946)				12,501,831
Total Long-Term Investments (cost $13,591,072)				13,729,148

SHORT-TERM INVESTMENTS 6.61%

GOVERNMENT SPONSORED ENTERPRISES SECURITIES 3.48%
Federal Home Loan Bank Discount Notes (cost $379,945)	Zero Coupon	10/2/2023	380,000	380,000

See Notes to Schedule of Investments.	13

Consolidated Schedule of Investments (unaudited)(continued)

September 30, 2023

	Principal Amount	Fair Value
REPURCHASE AGREEMENTS 3.13%
Repurchase Agreement dated 9/29/2023, 5.250% due 10/2/2023 with TD Securities USA LLC collateralized by $58,000 of U.S. Treasury Bond at 2.250% due 5/15/2041; value: $40,334; proceeds: $39,560 (cost $39,543)	$39,543	$39,543
Repurchase Agreement dated 9/29/2023, 5.200% due 10/2/2023 with TD Securities USA LLC collateralized by $215,000 of U.S. Treasury Note at 0.500% due 8/31/2027; value: $183,037; proceeds: $179,526 (cost $179,448)	179,448	179,448
Repurchase Agreement dated 9/29/2023, 2.800% due 10/2/2023 with Fixed Income Clearing Corp. collateralized by $128,400 of U.S. Treasury Note at 3.625% due 5/15/2026; value: $126,130; proceeds: $123,684 (cost $123,655)	123,655	123,655
Total Repurchase Agreements (cost $342,646)		342,646
Total Short-Term Investments (cost $722,591)		722,646

Total Investments in Securities 132.10% (cost $14,313,663)		14,451,794
Less Unfunded Loan Commitments (0.09%) (cost $10,200)		(9,926)
Net Investments in Securities 132.01% (cost $14,303,463)		14,441,868
Borrowings (31.54%)		(3,450,000)
Other Assets and Liabilities – Net(g) (0.47%)		(51,517)
Net Assets 100.00%		$10,940,351

EUR	Euro.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2023, the total value of Rule 144A securities was $798,502, which represents 7.30% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2023.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2023.
(d)	Interest Rate to be determined.
(e)	All or part of this investment held as collateral for the Fund's credit facility.
(f)	Security partially/fully unfunded.
(g)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and swap contracts as follows:

14	See Notes to Schedule of Investments.

Consolidated Schedule of Investments (unaudited)(continued)

September 30, 2023

Centrally Cleared Interest Rate Swap Contracts at September 30, 2023:

Central Clearingparty	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America(1)	5.306%	12-Month USD SOFR	9/15/2024	$133,000	$192
Bank of America(1)	4.791%	12-Month USD SOFR	8/15/2025	69,000	303
Bank of America(1)	4.552%	12-Month USD SOFR	2/15/2026	68,000	418
Bank of America(1)	4.523%	12-Month USD SOFR	2/15/2026	5,000	34
Bank of America(1)	4.481%	12-Month USD SOFR	5/1/2026	69,000	473
Bank of America(1)	4.041%	12-Month USD SOFR	2/15/2028	30,000	461
Bank of America(1)	4.013%	12-Month USD SOFR	5/15/2028	70,000	1,165
Bank of America(1)	4.007%	12-Month USD SOFR	6/1/2028	60,000	1,015
Unrealized Appreciation on Centrally Cleared Interest Rate Swap Contracts					$4,061

(1)	Central clearinghouse: Chicago Mercantile Exchange (CME).

Total Return Swap Contracts at September 30, 2023:

Swap Counterparty	Referenced Index*	Referenced Spread	Units	Position	Termination Date	Notional Amount	Value/Unrealized Appreciation
Morgan Stanley	IBOXX	12-Month USD SOFR	215,000	Long	12/20/2023	$1,100	$299

Swap Counterparty	Referenced Index*	Referenced Spread	Units	Position	Termination Date	Notional Amount	Value/Unrealized Depreciation
Morgan Stanley	IBOXX	12-Month USD SOFR	140,000	Long	12/20/2023	$714	$(163)
Morgan Stanley	IBOXX	12-Month USD SOFR	140,000	Long	12/20/2023	714	(161)
Total						$1,428	$(324)

*	IBOXX Leveraged Loan Index.
SOFR	Secured Overnight Financing Rate.

Forward Foreign Currency Exchange Contracts at September 30, 2023:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Sell	Toronto Dominion Bank	12/13/2023	438,000	$472,766	$464,561	$8,205

See Notes to Schedule of Investments.	15

Consolidated Schedule of Investments (unaudited)(concluded)

September 30, 2023

The following is a summary of the inputs used as of September 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$98,799	$–	$98,799
Convertible Bonds	–	53,689	–	53,689
Corporate Bonds	–	1,074,829	–	1,074,829
Floating Rate Loans	–	12,501,831	–	12,501,831
Less Unfunded Commitments	–	(9,926)	–	(9,926)
Short-Term Investments
Government Sponsored Enterprises Securities	–	380,000	–	380,000
Repurchase Agreements	–	342,646	–	342,646
Total	$–	$14,441,868	$–	$14,441,868
Other Financial Instruments
Centrally Cleared Interest Rate Swap Contracts
Assets	$–	$4,061	$–	$4,061
Liabilities	–	–	–	–
Total Return Swap Contracts
Assets	–	299	–	299
Liabilities	–	(324)	–	(324)
Forward Foreign Currency Exchange Contracts
Assets	–	8,205	–	8,205
Liabilities	–	–	–	–
Total	$–	$12,241	$–	$12,241

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

16	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Floating Rate High Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as a non-diversified, closed-end management investment company that continuously offers its common shares (the “Shares”) and is operated as an interval fund. The Fund was organized as a Delaware statutory trust on January 30, 2020. The Fund had a sale to Lord, Abbett and Co. LLC (“Lord Abbett”) of 10,000 shares of common stock for $100,000 ($10.00 per share). The Fund commenced operations on January 4, 2023.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett, as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuation and the independent pricing services’ own electronic data processing techniques. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

17

Notes to Schedule of Investments (unaudited)(continued)

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of September 30, 2023 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

18

Notes to Schedule of Investments (unaudited)(concluded)

4.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of September 30, 2023, the Fund did not have any securities on loan.

19

QPHR-LA-FRHI-3Q
(11/23)